Note Investment in equity investees - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Method Investments And Joint Ventures
Equity Method Investments	$ 215,349	$ 218,062
Income Loss From Equity Method Investments	$ 34,083	$ 31,288	$ 24,373